Accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
Accounting policies, change in estimates and errors [Abstract]
Statement of compliance	Statement of compliance
The Consolidated financial statements of Equinor
ASA and its subsidiaries (Equinor) have been
prepared in accordance with IFRS Accounting
Standards as adopted by the European Union (EU)
and with IFRS Accounting Standards as issued by the
International Accounting Standards Board (IASB),
IFRIC® Interpretations issued by IASB and the
additional requirements of the Norwegian Accounting
Act, effective on 31 December 2024.
Basis of preparation	Basis of preparation
The Consolidated financial statements are prepared
on the historical cost basis with some exceptions
where fair value measurement is applied. These
exceptions are specifically disclosed in the accounting
policies sections in relevant notes. The material
accounting policies described in these Consolidated
financial statements have been applied consistently
to all periods presented.
Certain amounts in the comparable years have been
reclassified or re-presented to conform to current
year presentation. Unless otherwise noted, all
amounts in the Consolidated financial statements are
denominated in USD millions. Due to rounding the
subtotals and totals in some of the tables in the notes
may not equal the sum of the amounts shown in the
primary financial statements.
The line items included in Total operating expenses in
the Consolidated statement of income are presented
as a combination of function and nature in conformity
with industry practice. Purchases [net of inventory
variation] and Depreciation, amortisation and net
impairments are presented on separate lines based
on their nature, while Operating expenses and Selling,
general and administrative expenses as well as
Exploration expenses are presented on a functional
basis. Significant expenses such as salaries, pensions,
etc. are presented by their nature in the notes to the
Consolidated financial statements.

Basis of consolidation	Basis of consolidation
The Consolidated financial statements include the
accounts of Equinor ASA and its subsidiaries as well
as Equinor’s interests in joint operations and equity
accounted investments. All intercompany balances
and transactions, including unrealised profits and
losses arising from Equinor's internal transactions,
have been eliminated.
Foreign currency translation	Foreign currency translation
Foreign exchange differences arising on translation
of transactions, assets and liabilities to the functional
currency of individual entities in Equinor are
recognised as foreign exchange gains or losses in the
Consolidated statement of income within Net financial
items. Foreign exchange differences arising from the
translation of estimate-based provisions are
generally accounted for as part of the change in the
underlying estimate.
When preparing the Consolidated financial
statements, the financial statements of entities with
functional currencies other than the Group’s
presentation currency (USD )are translated into USD,
with the foreign exchange differences recognised
separately in Other comprehensive income (OCI).
The cumulative translation differences relating to an
entity are reclassified to the Consolidated statement
of income and reflected as a part of the gain or loss
upon disposal of that entity.
Loans from Equinor ASA to subsidiaries and equity
accounted investments with other functional
currencies than the parent company, and where
settlement is neither planned nor likely in the
foreseeable future, are considered part of the parent
company’s net investment in these entities. Foreign
exchange differences arising from these loans are
recognised in OCI in the Consolidated financial
statements.
Statement of cash flows	Statement of cash flows
In the statement of cash flows, operating activities are
presented using the indirect method. Income/(loss)
before tax is adjusted for changes in inventories and
operating receivables and payables, the effects of
non cash items such as depreciations, amortisations
and impairments, provisions, unrealised gains and
losses and undistributed profits from associates, and
items of income or expense for which the cash effects
are investing or financing cash flows. Increase/
decrease in financial investments, derivative financial
instruments, and other interest-bearing items are all
presented net as part of Investing activities. This
presentation is normally due to the nature of the
transactions which often involve large amounts,quick
turnover, and short maturities, or consideration of
materiality.
Adoption of new IFRS Accounting Standards, amendments to IFRS Accounting Standards and IFRIC Interpretations	Adoption of new IFRS Accounting Standards,
amendments to IFRS Accounting Standards and
IFRIC Interpretations
New IFRS Accounting Standards, amendments to IFRS
Accounting Standards and IFRIC Interpretations that
became effective and were adopted by Equinor as of
1 January 2024 do not have significant impact on
Equinor’s Consolidated financial statements upon
adoption. This includes:
•Non-current Liabilities with Covenants and
Classification of Liabilities as Current or Non-
current - Amendments to IAS 1
•Lease liability in a Sale and Leaseback -
Amendments to IFRS 16
•Supplier Finance Arrangements - Amendments to
IAS 7 and IFRS 7
IFRS Accounting Standards, amendments to IFRS
Accounting Standards, and IFRIC Interpretations
issued, but not yet effective:
Equinor has not early adopted any IFRS Accounting
Standard, amendments to IFRS Accounting
Standards, or IFRIC Interpretations issued, but not yet
effective.
IFRS 18 Presentation and Disclosure in Financial
Statements
In April 2024, the IASB issued IFRS 18, which will
replace IAS 1 effective from 1 January 2027. The new
standard introduces several key new requirements:
•Entities are required to classify all income and
expenses into five categories in the Consolidated
statement of income: operating, investing,
financing, income taxes, and discontinued
operations.
•Additionally, entities are required to present a
newly-defined operating profit subtotal.
•Management-defined performance measures
(MPMs) shall be disclosed in a single note to the
financial statements.
•Enhanced guidance for aggregating and
disaggregating information in financial
statements.
In addition, entities are required to use the operating
profit subtotal as the starting point for the
Consolidated statement of cash flows when
presenting cash flows provided by operating
activities under the indirect method.
IFRS 18 applies retrospectively and allows for earlier
application if disclosed.
Equinor is currently assessing the impact of IFRS 18 on
our financial statements. While recognition and
measurement of items will remain unchanged, the
presentation in the Consolidated statement of income
will be affected. Among other impacts, net income/
(loss) from equity accounted companies, as well
gains/(losses) on disposal of interests in such
companies, will be excluded from the new operating
profit subtotal and classified in the investing category.
Foreign currency exchange gains/(losses) not related
to the financing category will be reclassified into the
operating and investing categories. Interest income
and other financial income, and gains/(losses) on
financial investments will be classified in the investing
category.
The cash flow statement will also be affected. The
new operating profit subtotal will be the starting point
for the Consolidated statement of cash flows. Interest
paid will be reclassified from cash flows provided by
operating activities to cash flows provided by/(used
in) financing activities. Interest received and dividends
received will be included in cash flows provided by/
(used in) investing activities.
Equinor will ensure full compliance by the effective
date, including restating comparative information and
preparing for new disclosures.
Other accounting standards:
The following new and amended accounting
standards are not expected to have a significant
impact on Equinor’s Consolidated financial
statements:
•Lack of Exchangeability - Amendments to IAS 21
•Classification and Measurement of Financial
Instruments - Amendments to IFRS 9 and IFRS 7

Accounting judgement and key sources of estimation uncertainty	Accounting judgement and key sources of
estimation uncertainty
The preparation of the Consolidated financial
statements requires management to make
accounting judgements, estimates and
assumptions.
Information about judgements made in applying
the accounting policies that have the most
significant effects on the amounts recognised in
the Consolidated financial statements is described
in the following notes:
Note 6 – Acquisitions and disposals
Note 7 – Total revenues and other income
Note 25 – Leases
Estimates used in the preparation of these
Consolidated financial statements are prepared
based on customised models. The assumptions
applied in these estimates are derived from
historical experience, external sources of
information and various other factors that
management assesses to be reasonable under the
current conditions and circumstances. These
estimates and assumptions form the basis of
making the judgements about carrying values of
assets and liabilities when these are not readily
apparent from other sources. Actual results may
differ from these estimates. The estimates and
underlying assumptions are continuously reviewed,
taking into account the current and expected
future set of conditions.
Equinor is exposed to several underlying economic
factors affecting the overall results, such as
commodity prices, foreign currency exchange
rates, market risk premiums and interest rates as
well as financial instruments with fair values
derived from changes in these factors. The effects
of the initiatives to limit climate changes and the
transition to a lower carbon economy are relevant
to several of these economic assumptions. In
addition, Equinor's results are influenced by the
level of production, which in the short term may be
impacted by, for instance, maintenance
programmes, among other factors. In the long-
term, the results are impacted by the success of
exploration, field developments, operating
activities, and progress within renewables and low
carbon solutions.
The most important matters in understanding the
key sources of estimation uncertainty are
described in each of the following notes:
Note 3 – Climate change and energy transition
Note 11 – Income taxes
Note 12 – Property, plant and equipment
Note 13 – Intangible assets
Note 14 – Impairments
Note 23 – Provisions and other liabilities
Note 26 – Other commitments, contingent liabilities
and contingent assets

Cost of CO2 quotas	Cost of CO₂ quotas
Purchased CO₂ quotas under the EU Emissions
Trading System (EU ETS) are reflected at cost in
Operating expenses as incurred in line with emissions.
Accruals for CO₂ quotas required to cover emissions
to date are valued at market price and reflected as
current liabilities within Trade and other payables.
Quotas owned, but exceeding the emissions incurred
to date, are carried in the balance sheet at cost price,
classified as Other current receivables, as long as
such purchased quotas are acquired in order to
cover own emissions and may be kept to cover
subsequent years’ emissions.
Obligations resulting from current year emissions and
the corresponding amounts for quotas that have
been bought, paid, and expensed, but which have not
yet been surrendered to the relevant authorities, are
reflected net in the balance sheet.

Segments	Equinor’s operations are organised into business
areas and followed up through operating
segments in order to effectively manage and
execute our strategy, including the ability to
measure the progress of the business against its
strategic goals. The operating segments are
defined based on the components of Equinor that
undergo regular review by the chief operating
decision maker, Equinor's Corporate Executive
Officer (CEO). The following reportable segments
correspond to the operating segments: Exploration
& Production Norway (E&P Norway), Exploration &
Production International (E&P International),
Exploration & Production USA (E&P USA),
Marketing, Midstream & Processing (MMP) and
Renewables (REN). Based on materiality
considerations, the remaining operating segments
consisting of Projects, Drilling & Procurement (PDP),
Technology, Digital & Innovation (TDI) and
Corporate staff and functions, are aggregated
into the reportable segment Other. The majority of
the costs in PDP and TDI is allocated to the three
Exploration & Production segments, MMP and REN.
The accounting policies of the reporting segments
are consistent with those described in these
Consolidated financial statements, except for the
following: movements related to changes in asset
retirement obligations are excluded from the line-
item Additions to PP&E, intangibles and Equity
accounted investments, and provisions for
onerous contracts reflect only obligations
towards group external parties. The
measurement basis of segment profit is net
operating income/(loss). Deferred tax assets,
pension assets, non-current financial assets, total
current assets and total liabilities are not
allocated to the segments. Transactions between
the segments, mainly from the sale of crude oil,
gas, and related products, are performed at
defined internal prices which have been derived
from market prices. The transactions are
eliminated upon consolidation.

Business combinations and divestments	Business combinations and divestments
Business combinations, except for transactions between entities under common control, are accounted for using the acquisition method when control is transferred to the Group. The acquired identifiable assets, liabilities and contingent liabilities are measured at fair value at the date of acquisition. Acquisition costs incurred are expensed under Selling, general and administrative expenses. The total consideration transferred includes contingent consideration at fair value and changes in fair value resulting from events after the acquisition date are recognised in the Consolidated statement of income under Other income.
When Equinor loses control over a subsidiary, the assets and liabilities of the subsidiary are derecognised together with related Non-controlling interests (NCI) and other components of equity. Any retained interest in the former subsidiary is measured at fair value at the time control is lost, and resulting gain or loss is recognised in the Consolidated statement of income under Other income or Operating expenses, accordingly. Partial divestments are addressed in detail in the accounting judgement section below.
On the NCS, all disposals of assets are performed including the tax base (after-tax). Any gain includes the release of previously recognised tax liabilities related to the assets in question and is fully recognised in Other income in the Consolidated statement of income.
Accounting judgement regarding acquisitions
Determining whether an acquisition meets the definition of a business combination or an asset acquisition requires judgement on a case-by-case basis. The conclusion may materially affect the financial statements both in the transaction period and subsequent periods. Similar assessments are performed upon the acquisition of an interest in a joint operation. Depending on the specific facts, acquisitions of oil and gas exploration and evaluation licences where a development decision has not yet been made have generally been accounted for as asset purchases. Conversely, acquisition of producing assets have generally been accounted for as business acquisitions
Assets classified as held for sale	Assets classified as held for sale
Non-current assets or disposal groups are classified separately as held for sale in the Consolidated balance sheet if it is highly probable that they will be recovered primarily through sale rather than through continuing use. This condition is met when such assets or disposal groups are available for immediate sale in their present condition, Equinor’s management is committed to the sale, and the sale is expected to be completed within one year from the date of classification as held for sale. In Equinor, these requirements are normally met when management has approved a negotiated letter of intent with the counterparties. Liabilities directly associated with the assets classified as held for sale and expected to be included as part of the sales transaction, are also classified separately.
Accounting judgement regarding partial
divestments
The accounting policy for partial divestments of
subsidiaries is based on careful consideration of
the requirements and scope of IFRS 10
Consolidated Financial Statements and IAS 28
Investments in Associates and Joint Ventures.
The assessment requires judgement on a case-
by-case basis, considering the substance of the
transactions. In evaluating the IFRS Accounting
Standards’ requirements, Equinor notes
considerations related to several relevant and
similar issues that are under consideration by
the IASB. In situations where assets are
transferred into separate legal entities
concurrently with a partial sale of the entities’
shares to a third party, resulting in Equinor’s
losing control of those asset-owning
subsidiaries, and where investments in
associates/joint ventures are established
simultaneously, Equinor only recognises the gain
or loss on the divested portion.

Revenue recognition	Revenue recognition
Equinor presents Revenue from contracts with
customers and Other revenue as a single caption,
Revenues, in the Consolidated statement of income.
Revenue from contracts with customers
Revenue from the sale of crude oil, natural gas,
petroleum products, power and other merchandise is
recognised when a customer obtains control of those
products, which for tangible products normally is
when title passes at point of delivery, based on the
contractual terms of the agreements. Each such sale
normally represents a single performance obligation.
In the case of natural gas as well as power, which is
delivered on a continuous basis through pipelines and
grid, sales are completed over time in line with the
delivery of the actual physical quantities.
Sales and purchases of physical commodities are
presented on a gross basis as Revenues from
contracts with customers and Purchases [net of
inventory variation] respectively in the Consolidated
statement of income. When the contracts are
deemed financial instruments or part of Equinor’s
trading activities, they are settled and presented on a
net basis as Other revenue. Reference is made to
note 28 Financial instruments and fair value
measurement for a description of accounting policies
regarding derivatives. Sales of Equinor’s own
produced oil and gas volumes are always reflected
gross as Revenue from contracts with customers.
Revenues from the production of oil and gas in which
Equinor shares an interest with other companies are
recognised on the basis of volumes lifted and sold to
customers during the period (the sales method).
Where Equinor has lifted and sold more than the
ownership interest, an accrual is recognised for the
cost of the overlift. Where Equinor has lifted and sold
less than the ownership interest, costs are deferred
for the underlift.
Other revenue
Items that represent a form of revenue, or are
related to revenue from contracts with customers,
are presented as other revenue if they do not meet
the criteria for classification as revenue from
contracts with customers. These other revenue items
include taxes paid in-kind under certain production
sharing agreements (PSAs) and the net impact of
commodity trading and commodity-based derivative
instruments related to sales contracts or revenue-
related risk management.
Transactions with the Norwegian state
Equinor markets and sells the Norwegian state's share of
oil and gas production from the Norwegian continental
shelf (NCS). The Norwegian state's participation in
petroleum activities is organised through the Norwegian
State’s Direct Financial Interests (SDFI). Purchases and
sales of the SDFI's share of crude oil and natural gas
liquids (NGL) production, as well as the majority of the
SDFI’s share of liquefied natural gas (LNG) production,
are presented as purchases [net of inventory variation]
and revenues from contracts with customers,
respectively.
Equinor sells, in its own name, but for the SDFI’s account
and risk, the SDFI’s share of natural gas volumes. These
sales and related expenditures refunded by the SDFI are
presented net in the Consolidated financial statements.
However, if such sales are made in the name of Equinor’s
subsidiaries, the related balance sheet items are
reflected gross in the Consolidated balance sheet.
Accounting judgement related to transactions with the
Norwegian state
Whether to account for the transactions gross or net
involves the use of significant accounting judgement. In
making the judgement, Equinor has considered whether
it controls the SDFI's share of the volumes prior to
onwards sales to third party customers, taking into
account the pricing mechanisms and the flow of benefits
to Equinor and the SDFI. The assessment is also
impacted by the geographical area in which the sale
takes place.
With regard to the sales of crude oil, natural gas liquids
(NGL), and a major part of liquefied natural gas (LNG),
Equinor directs the use of the volumes and, although
certain benefits from the sales subsequently flow to the
SDFI, Equinor purchases the volumes from the SDFI and
obtains substantially all the remaining benefits. On this
basis, Equinor has concluded that it acts as principal in
these sales.
Regarding sales of natural gas, Equinor has concluded
that control of the volumes does not transfer from the
SDFI to Equinor. Although Equinor has been granted the
ability to direct the use of the volumes, all the benefits
from the sales of these volumes flow to the SDFI. On this
basis, Equinor is not considered the principal in these
sales.
Reference is made to note 27 Related parties for more
details regarding transactions performed between
Equinor and SDFI.
Income tax	Income tax
Income tax in the Consolidated statement of
income comprises current income tax and effects
of changes in deferred tax positions. Income tax is
recognised in the Consolidated statement of
income except when it relates to items recognised
in other comprehensive income (OCI).
Current tax consists of the expected tax payable
for the year and any adjustment to tax payable for
previous years. Uncertain tax positions and
potential tax exposures are analysed individually.
The outcomes of tax disputes are mostly binary in
nature, and in each case the most likely amount for
probable liabilities to be paid (including penalties)
or assets to be received (disputed tax positions for
which payment has already been made) is
recognised within Current tax or Deferred tax as
appropriate.
Deferred tax assets and liabilities are recognised
for the future tax consequences attributable to
differences between the carrying amounts of
existing assets and liabilities and their respective
tax bases, and on unused tax losses and credits
carried forward, subject to the initial recognition
exemption. A deferred tax asset is recognised only
to the extent that it is probable that future taxable
income will be available against which the asset
can be utilised. For a deferred tax asset to be
recognised based on future taxable income,
convincing evidence is required, considering the
existence of contracts, production of oil or gas in the
future based on volumes of expected reserves,
observable prices in active markets, expected
volatility of trading profits, expected foreign currency
rate movements and similar facts and circumstances.
When an asset retirement obligation or a lease
contract is initially reflected in the accounts, a
deferred tax liability and a corresponding deferred
tax asset are recognised simultaneously and
accounted for in line with other deferred tax items.
Estimation uncertainty regarding income tax
Equinor incurs significant amounts of income taxes
payable to various jurisdictions and may recognise
significant changes to deferred tax assets and
deferred tax liabilities. There may be uncertainties
related to interpretations of applicable tax laws and
regulations regarding amounts in Equinor’s tax
returns, which are filed in a number of tax regimes.
For cases of uncertain tax treatments, it may take
several years to complete the discussions with
relevant tax authorities or to reach resolutions of the
appropriate tax positions through litigation.
The carrying values of income tax related assets
and liabilities are based on Equinor's
interpretations of applicable laws, regulations and
relevant court decisions. The quality of these
estimates, including the most likely outcomes of
uncertain tax treatments, is dependent upon
proper application of at times very complex sets of
rules, the recognition of changes in applicable rules
and, in the case of deferred tax assets,
management's ability to project future earnings
from activities that may apply loss carry forward
positions against future income taxes. Climate-
related matters and the transition to carbon-
neutral energy-consumption globally have
increased the uncertainty in determining key
business assumptions used to assess the
recoverability of deferred tax assets through
sufficient future taxable income before tax losses
expire.

Property, plant and equipment	Property, plant and equipment
Property, plant and equipment is measured at cost,
less accumulated depreciation and impairment. The
initial cost of an asset comprises its purchase price
or construction cost, any costs directly attributable
to bringing the asset into operation, the initial
estimate of an asset retirement obligation,
exploration costs transferred from intangible
assets and, for qualifying assets, borrowing costs.
Contingent consideration included in the acquisition
of an asset or group of similar assets is initially
measured at its fair value, with later changes in fair
value other than due to the passage of time
reflected in the book value of the asset or group of
assets, unless the asset is impaired. Property, plant
and equipment include costs relating to
expenditures incurred under the terms of
production sharing agreements (PSAs) in certain
countries, and which qualify for recognition as
assets of Equinor. State- owned entities in the
respective countries, however, normally hold the
legal title to such PSA-based property, plant and
equipment.
Expenditure on major maintenance refits or repairs
comprises the cost of replacement assets or parts
of assets, inspection costs and overhaul costs.
Inspection and overhaul costs, associated with
regularly scheduled major maintenance
programmes planned and carried out at recurring
intervals exceeding one year, are capitalised and
amortised over the period to the next scheduled
inspection and overhaul. All other maintenance
costs are expensed as incurred.
Capitalised exploration and evaluation
expenditures, development expenditure on the
construction, installation or completion of
infrastructure facilities such as platforms, pipelines
and the drilling of production wells, and field-
dedicated transport systems for oil and gas are
capitalised as Producing oil and gas properties
within Property, plant and equipment. Such
capitalised costs, when designed for significantly
larger volumes than the reserves from already
developed and producing wells, are depreciated
using the unit of production method (UoP) based
on proved reserves expected to be recovered
from the area during the concession or contract
period. Depreciation of production wells uses the
UoP method based on proved developed reserves,
and capitalised acquisition costs of proved
properties are depreciated using the UoP method
based on total proved reserves. In the rare
circumstances where the use of proved reserves
fails to provide an appropriate basis reflecting the
pattern in which the asset’s future economic
benefits are expected to be consumed, a more
appropriate reserve estimate is used. Depreciation
of other assets and transport systems used by
several fields is calculated on the basis of their
estimated useful lives, normally using the straight-
line method. Each part of an item of property, plant
and equipment with a cost that is significant in
relation to the total cost of the item is depreciated
separately. For exploration and production assets,
Equinor has established separate depreciation
categories which as a minimum distinguish between
platforms, pipelines and wells.
The estimated useful lives of property, plant and
equipment are reviewed on an annual basis, and
changes in useful lives are accounted for
prospectively. An item of property, plant and
equipment is derecognised upon disposal. Any gain or
loss arising on derecognition of the asset is included in
Other income or Operating expenses, respectively, in
the period the item is derecognised.
Monetary or non-monetary grants from
governments, when related to property, plant and
equipment and considered reasonably certain, are
recognised in the Consolidated balance sheet as a
deduction to the carrying value of the asset and
subsequently recognised in the Consolidated
statement of income over the life of the depreciable
asset as a reduced depreciation expense.
Estimation uncertainty regarding determining oil and
gas reserves
Reserves quantities are, by definition, discovered,
remaining, recoverable and economic. Recoverable
oil and gas quantities are always uncertain.
Estimating reserves is complex and based on a high
degree of professional judgement involving
geological and engineering assessments of in-place
hydrocarbon volumes, the production, historical
recovery and processing yield factors and installed
plant operating capacity. The reliability of these
estimates depends on both the quality and availability
of the technical and economic data and the efficiency
of extracting and processing the hydrocarbons.
Estimation uncertainty; Proved oil and gas reserves
Proved oil and gas reserves may impact the carrying
amounts of oil and gas producing assets, as changes
in the proved reserves, will impact the unit of
production rates used for depreciation and
amortisation. Proved oil and gas reserves are those
quantities of oil and gas, which, by analysis of
geoscience and engineering data, can be estimated
with reasonable certainty to be economically
producible from a given date forward, from known
reservoirs, and under existing economic conditions,
operating methods, and government regulations.
Unless evidence indicates that renewal is reasonably
certain, estimates of proved reserves only reflect the
period before the contracts providing the right to
operate expire. For future development projects,
proved reserves estimates are included only where
there is a significant commitment to project funding
and execution and when relevant governmental and
regulatory approvals have been secured or are
reasonably certain to be secured.
Proved reserves are divided into proved developed
and proved undeveloped reserves. Proved
developed reserves are to be recovered through
existing wells with existing equipment and operating
methods, or where the cost of the required equipment
is relatively minor compared to the cost of a new well.
Proved undeveloped reserves are to be recovered
from new wells on undrilled acreage, or from existing
wells where a relatively major capital expenditure is
required. Undrilled well locations can be classified as
having proved undeveloped reserves if a
development plan is in place indicating that they are
scheduled to be drilled within five years unless specific
circumstances justify a longer time horizon. Specific
circumstances are for instance fields which have
large up-front investments in offshore infrastructure,
such as many fields on the NCS, where drilling of wells
is scheduled to continue for much longer than five
years. For unconventional reservoirs where continued
drilling of new wells is a major part of the investments,
such as the US onshore assets, the proved reserves
are always limited to proved well locations scheduled
to be drilled within five years.
Proved oil and gas reserves have been estimated by
internal qualified professionals based on industry
standards and are governed by the oil and gas rules
and disclosure requirements in the U.S. Securities and
Exchange Commission (SEC) regulations S-K and S-X,
and the Financial Accounting Standards Board
(FASB) requirements for supplemental oil and gas
disclosures. The estimates have been based on a 12-
month average product price and on existing
economic conditions and operating methods as
required, and recovery of the estimated quantities
have a high degree of certainty (at least a 90%
probability). An independent third party has
evaluated Equinor's proved reserves estimates, and
the results of this evaluation do not differ materially
from Equinor's estimates.
Estimation uncertainty; Expected oil and gas reserves
Changes in the expected oil and gas reserves may
materially impact the amounts of asset retirement
obligations, as a consequence of timing of the removal
activities. It will also impact value-in-use calculations
for oil and gas assets, possibly affecting impairment
testing and the recognition of deferred tax assets.
Expected oil and gas reserves are the estimated
remaining, commercially recoverable quantities,
based on Equinor's judgement of future economic
conditions, from projects in operation or decided for
development. As per Equinor’s internal guidelines,
expected reserves are defined as the ‘forward looking
mean reserves’ when based on a stochastic prediction
approach. In some cases, a deterministic prediction
method is used, in which case the expected reserves
are the deterministic base case or best estimate.
Expected reserves are therefore typically larger than
proved reserves as defined by the SEC, which are
high confidence estimates with at least a 90%
probability of recovery when a probabilistic approach
is used. Expected oil and gas reserves have been
estimated by internal qualified professionals based on
industry standards and classified in accordance with
the Norwegian resource classification system issued
by the Norwegian Petroleum Directorate.

Research and development	Research and development
Equinor undertakes research and development both
on a funded basis for licence holders and on an
unfunded basis for projects at its own risk, developing
innovative technologies to create opportunities and
enhance the value of current and future assets.
Expenses relate both to in-house resources and the
use of suppliers.Equinor's own share of the licence
holders' funding and the total costs of the unfunded
projects are considered for capitalisation under the
applicable IFRS Accounting Standard requirements.
Subsequent to initial recognition, any capitalised
development costs are accounted for in the same
manner as Property, plant and equipment. Costs not
qualifying for capitalisation are expensed as incurred,
see note 9 Auditor’s remuneration and Research and
development expenditures for more details.

Intangible assets including goodwill	Intangible assets including goodwill
Intangible assets are measured at cost, less
accumulated amortisation and impairment. Intangible
assets include acquisition cost for oil and gas
prospects, expenditures on the exploration for and
evaluation of oil and natural gas resources, goodwill,
and other intangible assets. Intangible assets relating
to expenditures on the exploration for and evaluation
of oil and natural gas resources are not amortised.
When the decision to develop a particular area is
made, related intangible exploration and evaluation
assets are reclassified to Property, plant and
equipment.
Goodwill acquired in a business combination is
allocated to each cash generating unit (CGU), or
group of units, expected to benefit from the
combination’s synergies. Following initial recognition,
goodwill is measured at cost less any accumulated
impairment. In acquisitions made on a post-tax basis
according to the rules on the NCS, a provision for
deferred tax is reflected in the accounts based on the
difference between the acquisition cost and the tax
depreciation basis transferred from the seller. The
offsetting entry to such deferred tax amounts is
reflected as goodwill, which is allocated to the CGU or
group of CGUs on whose tax depreciation basis the
deferred tax has been computed.
Other intangible assets with a finite useful life, are
depreciated over their useful life using the straight-
line method.

Oil and gas exploration, evaluation and development expenditures	Oil and gas exploration, evaluation and
development expenditures Equinor uses the
successful efforts method of accounting for oil and
gas exploration costs. Expenditures to acquire
mineral interests in oil and gas properties, including
signature bonuses, expenditures to drill and equip
exploratory wells and evaluation expenditures are
capitalised within Intangible assets as Exploration
expenditures and Acquisition costs - oil and gas
prospects. Geological and geophysical costs and
other exploration and evaluation expenditures are
expensed as incurred.
Exploration wells that discover potentially economic
quantities of oil and natural gas remain capitalised as
intangible assets during the evaluation phase of the
discovery. This evaluation is normally finalised within
one year after well completion. If, following the
evaluation, the exploratory well has not found
potentially commercial quantities of hydrocarbons,
the previously capitalised costs are evaluated for
derecognition or tested for impairment. Any
derecognition or impairment is classified as
Exploration expenses in the Consolidated statement
of income.
Capitalised exploration and evaluation expenditures
related to offshore wells that find hydrocarbon
resources, are transferred to Property, plant and
equipment at the time of sanctioning of the
development project. The timing from evaluation of a
discovery until a project is sanctioned could take
several years depending on the location and maturity,
including existing infrastructure, of the area of
discovery, whether a host government agreement is
in place, the complexity of the project and the
financial robustness of the project. For onshore wells
where no sanction is required, the transfer to
Property, plant and equipment occurs at the time
when a well is ready for production.
For exploration and evaluation asset acquisitions
(farm-in arrangements) in which Equinor has decided
to fund a portion of the selling partner's exploration
and/or future development expenditures (carried
interests), these expenditures are reflected in the
Consolidated financial statements as and when the
exploration and development work progresses.
Equinor reflects exploration and evaluation asset
disposals (farm-out arrangements) on a historical
cost basis with no gain or loss recognition.
Consideration from the sale of an undeveloped part
of an asset reduces the carrying amount of the asset.
If the consideration exceeds the carrying amount of
the asset, the excess amount is reflected in the
Consolidated statement of income under
Other income. Equal-valued exchanges (swaps) of
exploration and evaluation assets with only
immaterial cash considerations are accounted for at
the carrying amounts of the assets given up with no
gain or loss recognition.
Estimation uncertainty regarding exploration
activities
Exploratory wells that have found hydrocarbon
resources, but where classification of those resources
as reserves depends on whether a major capital
expenditure can be justified, will remain capitalised
during the evaluation phase for the findings on the
exploration wells. Thereafter it will be considered a
trigger for impairment evaluation of the well if no
development decision is planned for the near future,
and there moreover are no concrete plans for future
drilling in the licence. Judgements as to whether these
expenditures should remain capitalised, be
derecognised or impaired in the period may
materially affect the carrying values of these assets
and consequently, the operating income for the
period
Impairment of property, plant and equipment, right-of-use assets, intangible assets including goodwill and equity accounted investments	Impairment of property, plant and equipment,
right-of-use assets, intangible assets including
goodwill and equity accounted investments
Equinor assesses individual assets or groups of
assets for impairment when events or changes in
circumstances indicate that the carrying value may
not be recoverable. Assets are grouped into cash
generating units (CGUs), typically individual oil and
gas fields, plants, or equity accounted investments.
Each unconventional asset play is considered a
single CGU when no cash inflows from parts of the
play can be readily identified as being largely
independent of the cash inflows from other parts of
the play. In impairment assessments, the carrying
amounts of CGUs are determined on a basis
consistent with that of the recoverable amount.
Properties that are not yet classified as reserves
are assessed for impairment when facts and
circumstances suggest that the carrying amount of
the asset or CGU to which the unproved properties
belong may exceed its recoverable amount, and at
least once a year. Exploratory wells that have
found hydrocarbon resources, but where
classification of those resources as reserves
depends on whether major capital expenditure can
be justified or where the economic viability of that
major capital expenditure depends on the
successful completion of further exploration work,
will remain capitalised during the evaluation phase
for the exploratory finds. If, following evaluation, an
exploratory well has not found hydrocarbon
resources, the previously capitalised costs are
tested for impairment. After the initial evaluation
phase for a well, it will be considered a trigger for
impairment testing of a well if no development
decision is planned for the near future and there is
no firm plan for future drilling in the licence.
Goodwill is reviewed for impairment annually or
more frequently if events or changes in
circumstances indicate that the carrying value
might be impaired. Impairment is determined by
assessing the recoverable amount of the CGU, or
group of units, to which the goodwill relates. When
conducting impairment testing of goodwill initially
recognised as an offsetting item to the computed
deferred tax provision in a post-tax transaction on
the NCS, the remaining amount of the deferred tax
provision will factor into the impairment valuation.
Impairment and reversals of impairment are
presented in the Consolidated statement of income
as either Exploration expenses or Depreciation,
amortisation and net impairment losses. This
classification depends on the nature of the
impaired assets, whether they are as exploration
assets (intangible exploration assets)
or development and producing assets (property,
plant and equipment and other intangible assets),
respectively.
Measurement
The recoverable amount applied in Equinor’s
impairment assessments is normally estimated value
in use. Equinor may also apply the assets’ fair value
less cost of disposal as the recoverable amount when
such a value is available, reasonably reliable, and
based on a recent and comparable transactions.
Value in use is determined using a discounted cash
flow model. The estimated future cash flows are
based on Equinor’s most recently approved forecasts
by management, which are based on reasonable and
supportable assumptions and represent
management’s best estimates of the range of
economic conditions that will exist over the remaining
useful life of the assets. Assumptions and economic
conditions in establishing the forecasts are reviewed
by management on a regular basis and updated at
least annually. For assets and CGUs with an expected
useful life or timeline for production of expected oil
and natural gas reserves extending beyond five
years, including planned onshore production from
shale assets with a long development and production
horizon, the forecasts reflect expected production
volumes, and the related cash flows include project or
asset specific estimates reflecting the relevant period.
Such estimates are established based on Equinor's
principles and assumptions and are consistently
applied.
The estimated future cash flows are adjusted for risks
specific to the asset or CGU and discounted using a
real post-tax discount rate based on Equinor's post-
tax weighted average cost of capital (WACC).
Country risk specific to a project is included as a
monetary adjustment to the projects’ cashflow.
Equinor considers country risk primarily as an
unsystematic risk. The cash flow is adjusted for risk
that influences the expected cash flow of a project
and which is not part of the project itself. The use of
post-tax discount rates in determining value in use
does not result in a materially different determination
of the need for, or the amount of, impairment that
would be required if pre-tax discount rates had been
used.
Impairment reversals
A previously recognised impairment is reversed only if
there has been a change in the estimates used to
determine the asset’s recoverable amount.
Impairments of goodwill are not reversed in future
periods.
Estimation uncertainty regarding impairment
Evaluating whether an asset is impaired or if an
impairment should be reversed requires a high
degree of judgement and may largely depend on the
selection of key assumptions about future conditions.
In Equinor's business context, judgement is necessary
in determining what constitutes a CGU. Development
in production, infrastructure solutions, markets,
product pricing, management actions and
other factors may over time lead to changes in CGUs
such as splitting one original CGU into multiple CGUs.
The key assumptions used are subject to change due
to the inherently volatile nature of macro- economic
factors such as future commodity prices and discount
rates, as well as uncertainty in asset specific factors
like reserve estimates and operational decisions
impacting the production profile or activity levels.
Fluctuations in foreign currency exchange rates will
also affect value in use, especially for assets on the
NCS, where the functional currency is NOK. When
estimating the recoverable amount, the expected
cash flow approach is applied to reflect uncertainties
in timing and amounts inherent in the assumptions
used in the estimated future cash flows. For example,
climate-related matters (see also Note 3 Climate
change and energy transition) are expected to have
a pervasive impact on the energy industry, affecting
not only supply, demand and commodity prices, but
also technology changes, increased emission-related
levies, and other matters with mainly mid-term and
long-term effects. These effects have been factored
into the price assumptions used for estimating future
cash flows through probability-weighted scenario
analyses.
Estimating future cash flows involves complexity, as it
requires considering assumptions from Equinor’s,
market participants’ and other external sources’
assumptions about the future and discounting them
to present value. In order to
establish relevant future cash flows, impairment
testing requires long-term assumptions to be made
concerning a number of economic factors such as
future market prices, refinery margins, foreign
currency exchange rates, future output, discount
rates, impact of the timing of tax incentive regulations,
and political and country risk among others. These
long-term assumptions for major economic factors
are made at a group level, and involve a high degree
of reasoned judgement. This judgement is also
required, in determining other relevant factors such
as forward price curves, in estimating production
outputs, and in determining the ultimate terminal
value of an asset
Joint operations and similar arrangements, joint ventures and associates	Joint operations and similar arrangements,
joint ventures and associates
A joint arrangement is a contractual arrangement
whereby Equinor and other parties undertake an
activity subject to joint control, i.e. when decisions
about the relevant activities require the unanimous
consent of the parties sharing control. Such joint
arrangements are classified as either joint
operations or joint ventures. In determining the
appropriate classification, Equinor considers the
nature of products and markets of the
arrangements and whether the substance of the
agreements is that the parties involved have rights
to substantially all the arrangement's assets and
obligations for the liabilities, or whether the parties
involved have rights to the net assets of the
arrangement. Equinor accounts for its share of
assets, liabilities, revenues and expenses in joint
operations in accordance with the principles
applicable to those particular assets, liabilities,
revenues and expenses.
Those of Equinor's exploration and production
licence activities that are within the scope of IFRS
11 Joint Arrangements have been classified as joint
operations. A considerable number of Equinor's
unincorporated joint exploration and production
activities are conducted through arrangements
that are not jointly controlled, either because
unanimous consent is not required among all parties
involved, or no single group of parties has joint
control over the activity. Licence activities where
control can be achieved through agreement between
more than one combination of involved parties are
considered to be outside the scope of IFRS 11, and
these activities are accounted for on a pro-rata basis
using Equinor's ownership share. Currently, Equinor
uses IFRS 11 by analogy for all such unincorporated
licence arrangements whether these are in scope of
IFRS 11 or not. Reference is made to note 5 Segments
for financial information related to Equinor’s
participation in joint operations within upstream
activities.
Joint ventures, in which Equinor has rights to the net
assets currently include the majority of Equinor’s
investments in the Renewables (REN) operating and
reporting segment. Equinor’s participation in joint
arrangements that are joint ventures and
investments in companies in which Equinor has neither
control nor joint control but has the ability to exercise
significant influence over operating and financial
policies, are classified and accounted for as equity
accounted investments.
Under the equity method, the investment is carried on
the Consolidated balance sheet at cost plus post-
acquisition changes in Equinor’s share of net
assets of the entity, less distributions received and
less any impairment in value of the investment.
Equinor also reflects its share of the investment’s
other comprehensive income (OCI) arisen after the
acquisition. The part of an equity accounted
investment’s dividend distribution exceeding the
entity’s carrying amount in the Consolidated balance
sheet is reflected as income from equity accounted
investments in the Consolidated statement of income.
Equinor will subsequently only reflect the share of net
profit in the investment that exceeds the dividend
already reflected as income.
The Consolidated statement of income reflects
Equinor’s share of the results after tax of an equity
accounted entity, adjusted to account for
depreciation, amortisation and any impairment of the
equity accounted entity’s assets based on their fair
values at the date of acquisition. In case of material
differences in accounting policies, adjustments are
made in order to bring the accounts of the equity
accounted investment in line with Equinor’s
accounting policies. Net income/loss from equity
accounted investments is presented on a separate
line as part of Total revenues and other income, as
investments in and participation with significant
influence in other companies engaged in energy-
related business activities is considered to be part of
Equinor’s main operating activities.
Acquisition of ownership shares in joint ventures
and other equity accounted investments in which
the activity constitutes a business, are accounted
for in accordance with the requirements applicable
to business combinations. Please refer to note 6
Acquisitions and disposals for more details on
acquisitions.
Equinor as operator of joint operations and
similar arrangements
Indirect operating expenses such as personnel
expenses are accumulated in cost pools. These
costs are allocated on an hours’ incurred basis to
business areas and Equinor-operated joint
operations under IFRS 11 and to similar
arrangements (licences) outside the scope of IFRS
11. Costs allocated to the other partners' share of
operated joint operations and similar
arrangements are reimbursed and only Equinor's
share of the statement of income and balance
sheet items related to Equinor-operated joint
operations and similar arrangements are reflected
in the Consolidated statement of income and the
Consolidated balance sheet.

Inventories	Inventories
Commodity inventories not held for trading purposes are measured at the lower of cost and net realisable value. The cost of inventories is based on the first-in first-out allocation method and comprises direct purchase costs, cost of production, transportation, and manufacturing expenses.
Commodity inventories held for trading purposes are measured at fair value less cost to sell (FVLCS), with subsequent changes in fair value recognised in the Consolidated statement of income as part of Revenues.
These inventories are categorised within level 2 of the fair value hierarchy.

Cash and cash equivalents

Accounting policies

Cash and cash equivalents include cash in
hand, bank deposits, and short-term highly
liquid investments with original maturity of
three months or less. These are readily
convertible to known amounts of cash and
subject to insignificant risk of changes in fair
value.

Cash and cash equivalent items are mainly
accounted for at amortised cost except for money
market funds that are accounted for at fair value.
Contractually mandatory deposits in escrow bank
accounts, including collateral deposits, are included
as restricted cash and cash equivalents if the
deposits are provided as part of the Group’s
operating activities and therefore are deemed as
held for the purpose of meeting short-term cash
commitments, and the deposits can be released
from the escrow account without undue expenses.

Share buy-back	Share buy-back
Where Equinor has either acquired own shares
under a share buy-back programme or has
placed an irrevocable order with a third party
for Equinor shares to be acquired in the market,
such shares are reflected as a reduction in
equity as treasury shares. The amount
exceeding nominal share capital is recognised
as reduction in additional paid-in capital until nil
and thereafter as reduction in retained
earnings. Treasury shares are not included in
the weighted average number of ordinary
shares outstanding in the calculation of Earnings
per share. The remaining outstanding part of an
irrevocable order to acquire shares is accrued
for and classified as Trade and other payables.

Pensions	Equinor offers pension plans that provide either a
defined benefit upon retirement or a pension
based on defined contributions and returns. A
portion of the contributions are provided for as
notional contributions, for which the liability
increases with a promised notional return, set
equal to the actual return of assets invested
through the ordinary defined contribution plan. For
defined benefit plans, the benefit to be received by
employees generally depends on many factors
including length of service, retirement date and
future salary levels.
Equinor's proportionate share of multi-employer
defined benefit plans is recognised as liabilities in
the Consolidated balance sheet as sufficient
information is considered available, and a reliable
estimate of the obligation can be made.
The cost of pension benefit plans is expensed over
the period that the employees render services and
become eligible to receive benefits. The calculation
is performed by an external actuary. Equinor's net
obligation from defined benefit pension plans is
calculated separately for each plan by estimating
the amount of future benefit that employees have
earned in return for their services in the current
and prior periods. That benefit is discounted to
determine its present value, and the fair value of
any plan assets is deducted.
The recognition of a net surplus for the funded
plan is based on the assumption that the net assets
represent a future value for Equinor, either as a
possible distribution to premium fund which can be
used for future funding of new liabilities, or as
disbursement of equity in the pension fund.
Contributions to defined contribution schemes are
recognised in the Consolidated statement of
income as pension costs in the period in which the
contribution amounts are earned by the
employees.
Notional contribution plans, reported in the parent
company Equinor ASA, are recognised as Pension
liabilities with the actual value of the notional
contributions and promised return at reporting
date. Notional contributions are recognised in the
Consolidated statement of income as periodic
pension cost, while changes in fair value of the
employees’ notional assets are reflected in the
Consolidated statement of income under Net
financial items.
Periodic pension cost is accumulated in cost pools
and allocated to business areas and Equinor’s
operated joint operations (licences) on an hours’
incurred basis and recognised in the Consolidated
statement of income based on the function of the
cost.

Asset retirement obligations (ARO)	Asset retirement obligations (ARO)
Provisions for asset retirement obligations (ARO)
are recognised when Equinor has an obligation
(legal or constructive) to dismantle and remove a
facility or an item of property, plant and equipment
and to restore the site on which it is located, and
when a reliable estimate of that liability can be
made. Normally an obligation arises for a new
facility, such as an oil and natural gas production or
transportation facility, upon construction or
installation. An obligation may also arise during the
period of operation of a facility through a change in
legislation or through a decision to terminate
operations or be based on commitments associated
with Equinor's ongoing use of pipeline
transport systems where removal obligations rest
with the volume shippers.
The amount recognised is the present value of the
estimated future expenditures determined in
accordance with local conditions and requirements.
The cost is estimated based on current regulations
and technology, considering relevant risks and
uncertainties. The discount rate used in the
calculation of the ARO is a market-based risk-free
rate based on the applicable currency (mainly USD)
and time horizon of the underlying cash flows. The
provisions are classified under Provisions in the
Consolidated balance sheet.
When a provision for ARO is recognised, a
corresponding amount is recognised as an increase
of the related asset within property, plant and
equipment and is subsequently depreciated over the
useful life of the asset. Any change in the present
value of the estimated expenditure is reflected as an
adjustment to the provision and the corresponding
adjustment to the carrying value of the property,
plant and equipment. When a decrease in the ARO
related to a producing asset exceeds the carrying
amount of the asset, the excess is recognised as a
reduction of Depreciation, amortisation and net
impairment in the Consolidated statement of income.
When an asset has reached the end of its useful life,
all subsequent changes to the ARO are recognised as
they occur in Operating expenses in the Consolidated
statement of income.
Removal provisions associated with Equinor's role as
shipper of volumes through third party transport
systems are expensed as incurred.
Estimation uncertainty regarding asset retirement
obligations
Establishing the appropriate estimates for such
obligations are based on historical knowledge
combined with knowledge of ongoing technological
developments, expectations about future regulatory
and technological development and involve the
application of judgement and an inherent risk of
significant adjustments. The costs of decommissioning
and removal activities require revisions due to
changes in current regulations and technology while
considering relevant risks and uncertainties. Most of
the removal activities are many years into the future,
and the removal technology and costs are constantly
changing. The speed of the transition to renewable
energy sources may also influence the production
period, hence the timing of the removal activities. The
estimates include assumptions of norms, rates and
time required which can vary considerably depending
on the assumed removal complexity. Moreover,
changes in the discount rate and foreign currency
exchange rates may impact the estimates
significantly. As a result, the initial recognition of ARO
and subsequent adjustments involve the application
of significant judgement.

Leases	Leases
A lease is defined as a contract that conveys the right
to control the use of an identified asset for a period of
time in exchange for consideration. At the date at
which the underlying asset is made available for
Equinor, the present value of future lease payments
(including extension options considered reasonably
certain to be exercised) is recognised as a lease
liability. The present value is calculated using
Equinor’s incremental borrowing rate. A
corresponding right-of-use (RoU) asset is recognised,
including lease payments and direct costs incurred at
the commencement date. Lease payments are
reflected as interest expense and a reduction of lease
liabilities. The RoU assets are depreciated over the
shorter of each contract’s term and the assets’ useful
life.
Short term leases (12 months or less) and leases of
low value assets are expensed or (if appropriate)
capitalised as incurred, depending on the activity in
which the leased asset is used.
Many of Equinor’s lease contracts, such as rig and
vessel leases, involve several additional services and
components, including personnel cost, maintenance,
drilling related activities, and other items. For a
number of these contracts, the additional services
represent a not inconsiderable portion of the total
contract value. Non-lease components within lease
contracts are accounted for separately for all
underlying classes of assets and reflected in the
relevant expense category or (if appropriate)
capitalised as incurred, depending on the activity
involved.
Accounting judgement regarding leases
In the oil and gas industry, where activity frequently is
carried out through joint arrangements or similar
arrangements, the application of IFRS 16 Leases
requires evaluations of whether the joint arrangement
or its operator is the lessee in each lease agreement
and consequently whether such contracts should be
reflected gross (100%) in the operator’s financial
statements, or according to each joint operation
partner’s proportionate share of the lease.
In many cases where an operator is the sole signatory
to a lease contract of an asset to be used in the
activities of a specific joint operation, the operator
does so implicitly or explicitly on behalf of the joint
arrangement. In certain jurisdictions, and importantly
for Equinor as this includes the Norwegian continental
shelf (NCS), the concessions granted by the authorities
establish both a right and an obligation for the
operator to enter into necessary agreements in the
name of the joint operations (licences).
As is the customary norm in upstream activities
operated through joint arrangements, the operator will
manage the lease, pay the lessor, and subsequently re-
bill the partners for their share of the lease costs.
In each such instance, it is necessary to determine
whether the operator is the sole lessee in the external
lease arrangement, and if so, whether the billings to
partners may represent sub-leases, or whether it is in
fact the joint arrangement which is the lessee, with
each participant accounting for its proportionate
share of the lease. Where all partners in a licence are
considered to share the primary responsibility for lease
payments under a contract, Equinor’s proportionate
share of the related lease liability and RoU asset will be
recognised net by Equinor. When Equinor is considered
to have the primary responsibility for the full external
lease payments, the lease liability is recognised gross
(100%).

Other commitments, contingent liabilities and contingent assets	Estimation uncertainty regarding levies
Equinor’s global business activities are subject
to different indirect taxes (levies) in various
jurisdictions around the world. In these
jurisdictions, governments can respond to
global or local development, including climate
related matters and public fiscal balances, by
issuing new laws or other regulations stipulating
changes in value added tax, tax on emissions,
customs duties or other levies which may affect
profitability and even the viability of Equinor’s
business in that jurisdiction. Equinor mitigates
this risk by using local legal representatives and
staying up to date with the legislation in the
jurisdictions where activities are carried out.
Occasionally, legal disputes arise from
difference in interpretations. Equinor’s legal
department, together with local legal
representatives, estimate the outcome from
such legal disputes based on first-hand
knowledge. Such estimates may differ from the
actual results.

Financial assets	Financial assets
Financial assets are initially recognised at fair value
when Equinor becomes a party to the contractual
provisions of the asset. Financial assets are
presented as current if they contractually will
expire or otherwise are expected to be recovered
within 12 months after the balance sheet date, or if
they are held for trading purposes.
Short-term highly liquid investments with original
maturity of more than 3 months are classified as
current financial investments, primarily accounted
for at amortised cost.
Trade receivables are carried at the original
invoice amount less a provision for doubtful
receivables which represent expected losses
computed on a probability-weighted basis.
A portion of Equinor's financial investments is
managed together as an investment portfolio of
Equinor's captive insurance company and is held in
order to comply with specific regulations for capital
retention. The investment portfolio is managed and
evaluated on a fair value basis in accordance with
an investment strategy and is accounted for at fair
value through profit or loss. Financial assets and
financial liabilities are shown separately in the
Consolidated balance sheet, unless Equinor has
both a legal right and intention to net settle certain
balances payable to and receivable from the same
counterparty.
Gains and losses arising on the sale, settlement
or cancellation of financial assets are recognised
within Net financial items.
Financial liabilities	Financial liabilities
Financial liabilities are initially recognised at fair
value when Equinor becomes a party to the
contractual provisions of the liability. Subsequent
measurements depend on classification either at
fair value through profit or loss, or at amortised
cost using the effective interest method. The
latter applies to Equinor's non- current bank
loans and bonds.
Financial liabilities are presented as current if
they are expected to be settled within Equinor’s
normal operating cycle, due to be settled within
12 months after the balance sheet date, if
Equinor does not have the right to defer
settlement more than 12 months after the
balance sheet date, or if the liabilities are held
for trading purposes.
Gains and losses arising from the repurchase,
settlement or cancellation of liabilities are
recognised within Net financial items.

Derivative financial instruments	Derivative financial instruments
Equinor uses derivative financial instruments to
manage certain exposures to fluctuations in
foreign currency exchange rates, interest rates
and commodity prices. These instruments are
initially recognised at fair value on the contract
date and subsequently remeasured at fair value
through profit and loss. The impact of
commodity- based derivatives is recognised in
the Consolidated statement of income as part of
Revenues, as such derivatives are related to
sales contracts or revenue-related risk
management for all significant purposes. The
impact of other derivatives is reflected under
Net financial items.
Derivatives are carried as assets when the fair
value is positive and as liabilities when the fair
value is negative. Derivative assets or liabilities
expected to be settled, or with the legal right to
be settled more than 12 months after the
balance sheet date, are classified as non-
current. Derivative financial instruments held for
trading purposes are always classified as
current.
Contracts to buy or sell a non-financial item that
can be settled net in cash or another financial
instrument are accounted for as financial
instruments. However, contracts that are
entered into and continue to be held for the
purpose of the receipt or delivery of a non-
financial item in accordance with Equinor's
expected purchase, sale or usage requirements,
also referred to as own-use, are not accounted
for as financial instruments. Such sales and
purchases of physical commodity volumes and
power are reflected in the Consolidated
statement of income as Revenue from contracts
with customers and Purchases [net of inventory
variation], respectively. This is applicable to a
significant number of contracts for the purchase
or sale of crude oil and natural gas, as well as for
some contracts for the purchase or sale of
power.
For contracts to sell a non-financial item that
can be settled net in cash, but are ultimately
physically settled without qualifying as own use
prior to settlement, the changes in fair value are
included in Gain/loss on commodity derivatives.
When these derivatives are physically settled,
the previously recognised unrealised gain/loss is
included in Physically settled commodity
derivatives. Both these elements are included as
part of Revenues. The physical deliveries made
through such contracts are included in Revenue
from contracts with customers at contract price.
Derivatives embedded in host contracts which
are not financial assets within the scope of IFRS 9
are recognised as separate derivatives and are
measured at fair value with subsequent changes
through profit and loss. This occurs, when their
risks and economic characteristics are not
closely related to those of the host contracts,
and the host contracts are not carried at fair
value. Where there is an active market for a
commodity or other non-financial item
referenced in a purchase or sale contract, a
pricing formula based on this active market will,
for instance, be considered to be closely related
to the host purchase or sales contract. However
a price formula with indexation to other markets
or products will result in the recognition of a
separate derivative. In Equinor, this mainly
relates to certain natural gas sales contracts
where the pricing formula references power.
Where there is no active market for the
commodity or other non-financial item in
question, Equinor assesses the characteristics of
such a price related embedded derivative to be
closely related to the host contract if the price
formula is based on relevant indexations
commonly used by other market participants.